Provisions and Other Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Additional study and environmental costs arising from legal obligations through other provisions	$ 33	$ 121
Provisions for decommissioning and restoration	1,160
Provision for water management costs	454
Provisions for decommissioning and restoration expenditures of closed operations	$ 249	$ 270
Decommissioning and Restoration Provisions [member]
Disclosure of other provisions [line items]
Inflation rate	2.00%
Bottom of range [member] | Decommissioning and Restoration Provisions [member]
Disclosure of other provisions [line items]
Nominal discount rate	6.49%
Top of range [member] | Decommissioning and Restoration Provisions [member]
Disclosure of other provisions [line items]
Nominal discount rate	7.99%